22) Loans and advances to financial institutions (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loans And Advances To Financial Institutions Details Text [Abstract]
Investments in repo operations given in guarantee	R$ 125,241,658	R$ 38,451,100